Credit Risk - Disclosure of loans and advances at amortised cost by product (Details) £ in Millions	Jun. 30, 2026 GBP (£)	Dec. 31, 2025 GBP (£)
Gross exposure | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	£ 181,669	£ 177,450
Gross exposure | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	41,103	40,281
Gross exposure | Retail other
Disclosure of financial assets [line items]
Loans and advances	14,771	14,431
Gross exposure | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	139,274	134,650
Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(5,969)	(5,727)
Impairment allowance | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	(127)	(117)
Impairment allowance | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	(3,436)	(3,329)
Impairment allowance | Retail other
Disclosure of financial assets [line items]
Loans and advances	(536)	(517)
Impairment allowance | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	(1,417)	(1,326)
Financial assets at amortised cost | Loans and advances
Disclosure of financial assets [line items]
Loans and advances	£ 371,301	£ 361,523
Coverage ratio	0.015	0.014
Financial assets at amortised cost | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	£ 181,542	£ 177,333
Coverage ratio	0.001	0.001
Financial assets at amortised cost | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	£ 37,667	£ 36,952
Coverage ratio	0.084	0.083
Financial assets at amortised cost | Retail other
Disclosure of financial assets [line items]
Loans and advances	£ 14,235	£ 13,914
Coverage ratio	0.036	0.036
Financial assets at amortised cost | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	£ 137,857	£ 133,324
Coverage ratio	0.010	0.010
Financial assets at amortised cost | Gross exposure | Loans and advances
Disclosure of financial assets [line items]
Loans and advances	£ 376,817	£ 366,812
Financial assets at amortised cost | Gross exposure | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	181,669	177,450
Financial assets at amortised cost | Gross exposure | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	41,103	40,281
Financial assets at amortised cost | Gross exposure | Retail other
Disclosure of financial assets [line items]
Loans and advances	14,771	14,431
Financial assets at amortised cost | Gross exposure | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	139,274	134,650
Financial assets at amortised cost | Impairment allowance | Loans and advances
Disclosure of financial assets [line items]
Loans and advances	(5,516)	(5,289)
Financial assets at amortised cost | Impairment allowance | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	(127)	(117)
Financial assets at amortised cost | Impairment allowance | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	(3,436)	(3,329)
Financial assets at amortised cost | Impairment allowance | Retail other
Disclosure of financial assets [line items]
Loans and advances	(536)	(517)
Financial assets at amortised cost | Impairment allowance | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	(1,417)	(1,326)
Stage 1 | Gross exposure | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	165,632	161,654
Stage 1 | Gross exposure | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	34,108	33,723
Stage 1 | Gross exposure | Retail other
Disclosure of financial assets [line items]
Loans and advances	12,297	12,349
Stage 1 | Gross exposure | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	125,692	120,853
Stage 1 | Impairment allowance | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	(19)	(17)
Stage 1 | Impairment allowance | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	(582)	(566)
Stage 1 | Impairment allowance | Retail other
Disclosure of financial assets [line items]
Loans and advances	(110)	(101)
Stage 1 | Impairment allowance | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	(189)	(207)
Stage 1 | Financial assets at amortised cost | Loans and advances
Disclosure of financial assets [line items]
Loans and advances	£ 336,829	£ 327,688
Coverage ratio	0.003	0.003
Stage 1 | Financial assets at amortised cost | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	£ 165,613	£ 161,637
Coverage ratio	0	0
Stage 1 | Financial assets at amortised cost | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	£ 33,526	£ 33,157
Coverage ratio	0.017	0.017
Stage 1 | Financial assets at amortised cost | Retail other
Disclosure of financial assets [line items]
Loans and advances	£ 12,187	£ 12,248
Coverage ratio	0.009	0.008
Stage 1 | Financial assets at amortised cost | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	£ 125,503	£ 120,646
Coverage ratio	0.002	0.002
Stage 1 | Financial assets at amortised cost | Gross exposure | Loans and advances
Disclosure of financial assets [line items]
Loans and advances	£ 337,729	£ 328,579
Stage 1 | Financial assets at amortised cost | Gross exposure | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	165,632	161,654
Stage 1 | Financial assets at amortised cost | Gross exposure | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	34,108	33,723
Stage 1 | Financial assets at amortised cost | Gross exposure | Retail other
Disclosure of financial assets [line items]
Loans and advances	12,297	12,349
Stage 1 | Financial assets at amortised cost | Gross exposure | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	125,692	120,853
Stage 1 | Financial assets at amortised cost | Impairment allowance | Loans and advances
Disclosure of financial assets [line items]
Loans and advances	(900)	(891)
Stage 1 | Financial assets at amortised cost | Impairment allowance | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	(19)	(17)
Stage 1 | Financial assets at amortised cost | Impairment allowance | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	(582)	(566)
Stage 1 | Financial assets at amortised cost | Impairment allowance | Retail other
Disclosure of financial assets [line items]
Loans and advances	(110)	(101)
Stage 1 | Financial assets at amortised cost | Impairment allowance | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	(189)	(207)
Lifetime expected credit losses | Stage 2 | Gross exposure | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	14,100	13,829
Lifetime expected credit losses | Stage 2 | Gross exposure | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	4,865	4,479
Lifetime expected credit losses | Stage 2 | Gross exposure | Retail other
Disclosure of financial assets [line items]
Loans and advances	2,041	1,718
Lifetime expected credit losses | Stage 2 | Gross exposure | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	10,388	10,638
Lifetime expected credit losses | Stage 2 | Impairment allowance | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	(21)	(16)
Lifetime expected credit losses | Stage 2 | Impairment allowance | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	(1,215)	(1,194)
Lifetime expected credit losses | Stage 2 | Impairment allowance | Retail other
Disclosure of financial assets [line items]
Loans and advances	(190)	(183)
Lifetime expected credit losses | Stage 2 | Impairment allowance | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	(315)	(315)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Loans and advances
Disclosure of financial assets [line items]
Loans and advances	£ 29,653	£ 28,956
Coverage ratio	0.055	0.056
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	£ 14,079	£ 13,813
Coverage ratio	0.001	0.001
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	£ 3,650	£ 3,285
Coverage ratio	0.250	0.267
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail other
Disclosure of financial assets [line items]
Loans and advances	£ 1,851	£ 1,535
Coverage ratio	0.093	0.107
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	£ 10,073	£ 10,323
Coverage ratio	0.030	0.030
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Not past due | Loans and advances
Disclosure of financial assets [line items]
Loans and advances	£ 26,175	£ 25,438
Coverage ratio	0.048	0.048
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Not past due | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	£ 11,377	£ 11,063
Coverage ratio	0.001	0.001
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Not past due | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	£ 3,362	£ 2,992
Coverage ratio	0.210	0.219
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Not past due | Retail other
Disclosure of financial assets [line items]
Loans and advances	£ 1,589	£ 1,272
Coverage ratio	0.071	0.090
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Not past due | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	£ 9,847	£ 10,111
Coverage ratio	0.029	0.029
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Not later than 30 days past due | Loans and advances
Disclosure of financial assets [line items]
Loans and advances	£ 2,454	£ 2,451
Coverage ratio	0.071	0.067
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Not later than 30 days past due | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	£ 2,026	£ 2,029
Coverage ratio	0.002	0.002
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Not later than 30 days past due | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	£ 192	£ 179
Coverage ratio	0.422	0.435
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Not later than 30 days past due | Retail other
Disclosure of financial assets [line items]
Loans and advances	£ 154	£ 179
Coverage ratio	0.172	0.135
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Not later than 30 days past due | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	£ 82	£ 64
Coverage ratio	0.109	0.099
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | >30 days past due | Loans and advances
Disclosure of financial assets [line items]
Loans and advances	£ 1,024	£ 1,067
Coverage ratio	0.180	0.195
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | >30 days past due | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	£ 676	£ 721
Coverage ratio	0.003	0.004
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | >30 days past due | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	£ 96	£ 114
Coverage ratio	0.651	0.655
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | >30 days past due | Retail other
Disclosure of financial assets [line items]
Loans and advances	£ 108	£ 84
Coverage ratio	0.250	0.257
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | >30 days past due | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	£ 144	£ 148
Coverage ratio	0.053	0.063
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Loans and advances
Disclosure of financial assets [line items]
Loans and advances	£ 31,394	£ 30,664
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	14,100	13,829
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	4,865	4,479
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Retail other
Disclosure of financial assets [line items]
Loans and advances	2,041	1,718
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	10,388	10,638
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Not past due | Loans and advances
Disclosure of financial assets [line items]
Loans and advances	27,504	26,711
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Not past due | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	11,391	11,072
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Not past due | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	4,258	3,832
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Not past due | Retail other
Disclosure of financial assets [line items]
Loans and advances	1,711	1,398
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Not past due | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	10,144	10,409
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Not later than 30 days past due | Loans and advances
Disclosure of financial assets [line items]
Loans and advances	2,641	2,628
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Not later than 30 days past due | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	2,031	2,033
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Not later than 30 days past due | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	332	317
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Not later than 30 days past due | Retail other
Disclosure of financial assets [line items]
Loans and advances	186	207
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Not later than 30 days past due | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	92	71
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | >30 days past due | Loans and advances
Disclosure of financial assets [line items]
Loans and advances	1,249	1,325
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | >30 days past due | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	678	724
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | >30 days past due | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	275	330
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | >30 days past due | Retail other
Disclosure of financial assets [line items]
Loans and advances	144	113
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | >30 days past due | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	152	158
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Loans and advances
Disclosure of financial assets [line items]
Loans and advances	(1,741)	(1,708)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	(21)	(16)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	(1,215)	(1,194)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Retail other
Disclosure of financial assets [line items]
Loans and advances	(190)	(183)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	(315)	(315)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Not past due | Loans and advances
Disclosure of financial assets [line items]
Loans and advances	(1,329)	(1,273)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Not past due | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	(14)	(9)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Not past due | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	(896)	(840)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Not past due | Retail other
Disclosure of financial assets [line items]
Loans and advances	(122)	(126)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Not past due | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	(297)	(298)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Not later than 30 days past due | Loans and advances
Disclosure of financial assets [line items]
Loans and advances	(187)	(177)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Not later than 30 days past due | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	(5)	(4)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Not later than 30 days past due | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	(140)	(138)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Not later than 30 days past due | Retail other
Disclosure of financial assets [line items]
Loans and advances	(32)	(28)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Not later than 30 days past due | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	(10)	(7)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | >30 days past due | Loans and advances
Disclosure of financial assets [line items]
Loans and advances	(225)	(258)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | >30 days past due | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	(2)	(3)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | >30 days past due | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	(179)	(216)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | >30 days past due | Retail other
Disclosure of financial assets [line items]
Loans and advances	(36)	(29)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | >30 days past due | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	(8)	(10)
Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	1,937	1,967
Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	2,117	2,055
Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure | Retail other
Disclosure of financial assets [line items]
Loans and advances	425	349
Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	3,194	3,159
Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	(87)	(84)
Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	(1,639)	(1,569)
Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance | Retail other
Disclosure of financial assets [line items]
Loans and advances	(236)	(233)
Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	(913)	(804)
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Loans and advances
Disclosure of financial assets [line items]
Loans and advances	£ 4,798	£ 4,840
Coverage ratio	0.375	0.357
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	£ 1,850	£ 1,883
Coverage ratio	0.045	0.043
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	£ 478	£ 486
Coverage ratio	0.774	0.764
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Retail other
Disclosure of financial assets [line items]
Loans and advances	£ 189	£ 116
Coverage ratio	0.555	0.668
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	£ 2,281	£ 2,355
Coverage ratio	0.286	0.255
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure | Loans and advances
Disclosure of financial assets [line items]
Loans and advances	£ 7,673	£ 7,530
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	1,937	1,967
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	2,117	2,055
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure | Retail other
Disclosure of financial assets [line items]
Loans and advances	425	349
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	3,194	3,159
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance | Loans and advances
Disclosure of financial assets [line items]
Loans and advances	(2,875)	(2,690)
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	(87)	(84)
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	(1,639)	(1,569)
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance | Retail other
Disclosure of financial assets [line items]
Loans and advances	(236)	(233)
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	(913)	(804)
Lifetime expected credit losses | Stage 3 POCI | Gross exposure | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	0	0
Lifetime expected credit losses | Stage 3 POCI | Gross exposure | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	13	24
Lifetime expected credit losses | Stage 3 POCI | Gross exposure | Retail other
Disclosure of financial assets [line items]
Loans and advances	8	15
Lifetime expected credit losses | Stage 3 POCI | Gross exposure | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	0	0
Lifetime expected credit losses | Stage 3 POCI | Impairment allowance | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	0	0
Lifetime expected credit losses | Stage 3 POCI | Impairment allowance | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	0	0
Lifetime expected credit losses | Stage 3 POCI | Impairment allowance | Retail other
Disclosure of financial assets [line items]
Loans and advances	0	0
Lifetime expected credit losses | Stage 3 POCI | Impairment allowance | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	0	0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Loans and advances
Disclosure of financial assets [line items]
Loans and advances	£ 21	£ 39
Coverage ratio	0	0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	£ 0	£ 0
Coverage ratio	0	0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	£ 13	£ 24
Coverage ratio	0	0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Retail other
Disclosure of financial assets [line items]
Loans and advances	£ 8	£ 15
Coverage ratio	0	0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	£ 0	£ 0
Coverage ratio	0	0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure | Loans and advances
Disclosure of financial assets [line items]
Loans and advances	£ 21	£ 39
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	0	0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	13	24
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure | Retail other
Disclosure of financial assets [line items]
Loans and advances	8	15
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	0	0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance | Loans and advances
Disclosure of financial assets [line items]
Loans and advances	0	0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	0	0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	0	0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance | Retail other
Disclosure of financial assets [line items]
Loans and advances	0	0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	£ 0	£ 0